Assumptions Used to Value Options Granted and Their Expected Lives (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected dividend yield	0.99%	0.85%	0.71%
Weighted-average expected volatility	31.00%	36.00%	35.00%
Weighted-average risk-free interest rate	1.80%	2.10%	2.80%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	3 years	0 years	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 8 months 12 days	6 years 3 months 18 days	5 years 10 months 24 days